Investments - Subsidiaries and Jointly Controlled Entities Percentage by the Compan's Ownership Interest (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 23, 2018	Mar. 31, 2018	Dec. 31, 2015
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Share capital	R$ 7,294	R$ 6,294	R$ 6,294	R$ 7,294
Equity	R$ 15,939	R$ 14,330	R$ 12,934			R$ 12,988
Cemig Geracaoe Transmissao S A [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Cemig Geração e Transmissão
Number of shares	2,896,785,358
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 2,600	R$ 1,838	R$ 1,838
Equity	R$ 4,980	R$ 4,794	R$ 4,583
Madeira Energia SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Madeira Energia (Usina Santo AntÃ'nio)
Number of shares	12,034,025,147
Cemig interest %	15.51%	18.13%	18.13%
Share capital	R$ 10,620	R$ 9,547	R$ 10,152
Equity	R$ 4,657	R$ 5,327	R$ 6,419
Hidreletrica Cachoeirao SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Hidrelétrica Cachoeirão
Number of shares	35,000,000
Cemig interest %	49.00%	49.00%	49.00%
Share capital	R$ 35	R$ 35	R$ 35
Equity	R$ 100	R$ 118	R$ 103
Guanhaes Energia SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Guanhães Energia
Number of shares	396,401,600
Cemig interest %	49.00%	49.00%	49.00%
Share capital	R$ 396	R$ 331	R$ 186
Equity	R$ 228	R$ 51
Hidreletrica Pipoca [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Hidrelétrica Pipoca
Number of shares	41,360,000
Cemig interest %	49.00%	49.00%	49.00%
Share capital	R$ 41	R$ 41	R$ 41
Equity	R$ 63	R$ 53	R$ 65
Baguari Energia SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Baguari Energia
Number of shares	26,157,300,278
Cemig interest %	69.39%	69.39%	69.39%
Share capital	R$ 187	R$ 187	R$ 187
Equity	R$ 234	R$ 214	R$ 248
Central Eolica Praias de Parajuru SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Central Eólica Praias de Parajuru
Number of shares	71,834,843
Cemig interest %	100.00%	49.00%	49.00%
Share capital	R$ 72	R$ 71	R$ 71
Equity	R$ 80	R$ 89	R$ 89
Central Eolica Volta do Rio SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Central Eólica Volta do Rio
Number of shares	138,867,440
Cemig interest %	100.00%	49.00%	49.00%
Share capital	R$ 139	R$ 117	R$ 117
Equity	R$ 84	R$ 116	R$ 137
Central Eolica Praias de Morgado [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Central Eólica Praias de Morgado
Cemig interest %		49.00%	49.00%
Share capital		R$ 53	R$ 53
Equity		R$ 54	R$ 65
Lightger SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Lightger
Number of shares	79,078,937
Cemig interest %	49.00%	49.00%	49.00%
Share capital	R$ 79	R$ 79	R$ 79
Equity	R$ 86	R$ 83	R$ 85
Alianca Norte (Usina Belo Monte) [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Aliança Norte (Usina Belo Monte)
Number of shares	41,437,698,407
Cemig interest %	49.00%	49.00%	49.00%
Share capital	R$ 1,206	R$ 1,119	R$ 1,014
Equity	R$ 1,247	R$ 1,066	R$ 1,077
Amazonia Energia (Usina Belo Monte) [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	AmazÃ'nia Energia (Usina Belo Monte)
Number of shares	1,322,427,723
Cemig interest %	74.50%	74.50%	74.50%
Share capital	R$ 1,322	R$ 1,230	R$ 1,116
Equity	R$ 1,359	R$ 1,163	R$ 1,048
Alianca Geracao de Energia [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Aliança Geração
Number of shares	1,291,582
Cemig interest %	45.00%	45.00%	45.00%
Share capital	R$ 1,291	R$ 1,291	R$ 1,291
Equity	R$ 1,858	R$ 1,858	R$ 1,973
Retiro Baixo Energtica SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Retiro Baixo
Number of shares	222,850,000
Cemig interest %	49.90%	49.90%	49.90%
Share capital	R$ 223	R$ 223	R$ 223
Equity	R$ 278	R$ 258	R$ 264
Renova Energia SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Renova
Number of shares	41,719,724
Cemig interest %	36.23%	36.23%	34.15%
Share capital	R$ 2,919	R$ 2,919	R$ 2,856
Equity	R$ (76)	R$ 780	R$ 1,956
Usina Hidreletrica Itaocara SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Usina Hidrelétrica Itaocara S.A.
Number of shares	22,165,114
Cemig interest %	49.00%	49.00%	49.00%
Share capital	R$ 22	R$ 11	R$ 6
Equity	R$ 10	R$ 8	R$ 6
Cemig Ger.Tres Marias S.A. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Cemig Ger.Três Marias S.A.
Number of shares	1,291,423,369
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 1,291	R$ 1,291	R$ 1,291
Equity	R$ 1,396	R$ 1,392	R$ 1,410
Cemig Ger.Salto Grande S.A. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Cemig Ger.Salto Grande S.A.
Number of shares	405,267,607
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 405	R$ 405	R$ 405
Equity	R$ 440	R$ 440	R$ 444
Cemig Ger. Itutinga S.A. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Cemig Ger. Itutinga S.A.
Number of shares	151,309,332
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 151	R$ 151	R$ 151
Equity	R$ 179	R$ 171	R$ 170
Cemig Geracao Camargos SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Cemig Geração Camargos S.A.
Number of shares	113,499,102
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 113	R$ 113	R$ 113
Equity	R$ 132	R$ 130	R$ 127
Cemig Geracao Sul S.A. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Cemig Geração Sul S.A.
Number of shares	148,146,505
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 148	R$ 148	R$ 148
Equity	R$ 176	R$ 168	R$ 167
Cemig Geracao Leste SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Cemig Geração Leste S.A.
Number of shares	100,568,929
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 101	R$ 101	R$ 101
Equity	R$ 121	R$ 116	R$ 116
Cemig Geracao Oeste S.A. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Cemig Geração Oeste S.A.
Number of shares	60,595,484
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 61	R$ 61	R$ 61
Equity	R$ 70	R$ 69	R$ 70
Rosal Energia SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Rosal Energia S.A.
Number of shares	46,944,467
Cemig interest %	100.00%
Share capital	R$ 47
Equity	R$ 125
Sa Carvalho S A [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	SÃ¡ Carvalho S.A.
Number of shares	361,200,000
Cemig interest %	100.00%
Share capital	R$ 37
Equity	R$ 94
Horizontes Energia SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Horizontes Energia S.A.
Number of shares	39,257,563
Cemig interest %	100.00%
Share capital	R$ 39
Equity	R$ 55
Cemig PCH SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Cemig PCH S.A.
Number of shares	45,952,000
Cemig interest %	100.00%
Share capital	R$ 46
Equity	R$ 93
Usina Termeletrica do Barreiro S.A. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Usina Termelétrica do Barreiro S.A.
Number of shares	16,902,000
Cemig interest %	100.00%
Share capital	R$ 17
Equity	R$ 18
Empresa de Servicos de Comercializacao de Energia Eletrica S.A. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Empresa de Serviços de Comercialização de Energia Elétrica S.A.
Number of shares	486,000
Cemig interest %	100.00%
Equity	R$ 27
Cemig Comercializadora de Energia Incentivada [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Cemig Comercializadora de Energia Incentivada S.A.
Number of shares	1,000,000
Cemig interest %	100.00%
Share capital	R$ 1
Equity	R$ 3
Cemig Trading SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Cemig Trading S.A.
Number of shares	1,000,000
Cemig interest %	100.00%
Share capital	R$ 1
Equity	R$ 28
Cemig Distribuicao [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Cemig Distribuição
Number of shares	2,359,113,452
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 2,772	R$ 2,772	R$ 2,362
Equity	R$ 4,642	R$ 3,737	R$ 25
Rosal Energia [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Rosal Energia
Cemig interest %		100.00%	100.00%
Share capital		R$ 47	R$ 47
Equity		R$ 107	R$ 141
Sa Carvalho [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	SÃ¡ Carvalho
Cemig interest %		100.00%	100.00%
Share capital		R$ 37	R$ 37
Equity		R$ 103	R$ 106
Horizontes Energia [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Horizontes Energia
Cemig interest %		100.00%	100.00%
Share capital		R$ 39	R$ 39
Equity		R$ 53	R$ 52
Cemig PCH [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Cemig PCH
Cemig interest %		100.00%	100.00%
Share capital		R$ 36	R$ 36
Equity		R$ 97	R$ 92
UTE Barreiro SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	UTE Barreiro
Cemig interest %		100.00%	100.00%
Share capital		R$ 17	R$ 31
Equity		R$ 18	R$ 39
Empresa de Comercializacao de Energia Eletrica [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Empresa de Comercialização de Energia Elétrica
Cemig interest %		100.00%	100.00%
Equity		R$ 18	R$ 20
Cemig Comercializadora de Energia Incentivada [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Cemig Comercializadora de Energia Incentivada
Cemig interest %		100.00%	100.00%
Share capital		R$ 1	R$ 1
Equity		R$ 2	R$ 2
Cemig Trading [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Cemig Trading
Cemig interest %		100.00%	100.00%
Share capital		R$ 1	R$ 1
Equity		R$ 29	R$ 29
Light SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Light
Number of shares	203,934,060
Cemig interest %	26.06%	26.06%	26.06%
Share capital	R$ 2,226	R$ 2,226	R$ 2,226
Equity	R$ 3,389	R$ 3,462	R$ 3,354
Taesa [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	TAESA
Number of shares	1,033,496,721
Cemig interest %	21.68%	21.68%	31.54%
Share capital	R$ 3,042	R$ 3,042	R$ 3,042
Equity	R$ 4,572	R$ 4,347	R$ 4,308
Cemig Telecom [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Cemig Telecom
Cemig interest %		100.00%	100.00%
Share capital		R$ 292	R$ 242
Equity		R$ 247	R$ 192		R$ 252
Ativas Data Center [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Ativas Data Center
Number of shares	456,540,718
Cemig interest %	19.60%
Share capital	R$ 182
Equity	R$ 84
Companhiade Gasde Minas Gerais [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Gasmig
Number of shares	409,255,483
Cemig interest %	99.57%	99.57%	99.57%
Share capital	R$ 665	R$ 665	R$ 665
Equity	R$ 1,001	R$ 1,224	R$ 1,426
Cemig Geracao Distribuida [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Cemig Geração DistribuÃ-da
Number of shares	174,281
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 0	R$ 0
Equity	R$ 3	R$ 5	R$ 4
Lepsa [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	LEPSA
Number of shares	1,379,839,905
Cemig interest %	100.00%	100.00%	66.62%
Share capital	R$ 406	R$ 406	R$ 438
Equity	R$ 447	R$ 456	R$ 443
Rio Minas Energia Participacoes SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	RME
Number of shares	1,365,421,406
Cemig interest %	100.00%	75.00%	66.27%
Share capital	R$ 403	R$ 403	R$ 434
Equity	R$ 423	R$ 453	R$ 440
Efficientia SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Efficientia
Number of shares	15,121,845
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 15	R$ 6	R$ 6
Equity	R$ 18	R$ 7	R$ 5
Companhia de Transmissao Centroeste de Minas [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Companhia de Transmissão Centroeste de Minas
Number of shares	28,000,000
Cemig interest %	51.00%	51.00%	51.00%
Share capital	R$ 28	R$ 28	R$ 28
Equity	R$ 39	R$ 40	R$ 42
Companhia Transleste de Transmissao [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Companhia Transleste de Transmissão
Number of shares	49,569,000
Cemig interest %			25.00%
Share capital			R$ 50
Equity			R$ 81
Companhia Transudeste de Transmissao [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Companhia Transudeste de Transmissão
Number of shares	30,000,000
Cemig interest %			24.00%
Share capital			R$ 30
Equity			R$ 85
Companhia Transirape de Transmissao [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Companhia Transirapé de Transmissão
Number of shares	22,340,490
Cemig interest %			24.50%
Share capital			R$ 22
Equity			R$ 98
Axxiom solucoesTecnologicas S.A. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Axxiom Soluções Tecnológicas
Number of shares	46,600,000
Cemig interest %	49.00%	49.00%	49.00%
Share capital	R$ 47	R$ 47	R$ 47
Equity	R$ 17	R$ 24	R$ 39